Concentration of Credit risk (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Nov. 20, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 MYR (RM)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 BRL (R$)	Mar. 31, 2024 CNY (¥)
Concentration of Credit risk [Line Items]
Deposit insurance					$ 75,000	RM 250,000	$ 800,000	R$ 250,000	¥ 500,000
Cash balance (in Dollars)				$ 7,500,000
Singapore [Member]
Concentration of Credit risk [Line Items]
Deposit insurance	$ 55,783
Cash balance (in Dollars)	17,323,837	$ 2,483,834
Credit risk financial institutions amount (in Dollars)	16,379,947	2,256,282
Hong Kong [Member]
Concentration of Credit risk [Line Items]
Deposit insurance	102,829
Cash balance (in Dollars)	427,289	135,184
Credit risk financial institutions amount (in Dollars)	218,660	42,448
Malaysia [Member]
Concentration of Credit risk [Line Items]
Deposit insurance	56,351
Cash balance (in Dollars)	110,745	58,041
Credit risk financial institutions amount (in Dollars)	50,485	1,663
Brazilian [Member]
Concentration of Credit risk [Line Items]
Deposit insurance	43,550
Cash balance (in Dollars)	7,526	0
Credit risk financial institutions amount (in Dollars)	0
China [Member]
Concentration of Credit risk [Line Items]
Deposit insurance	68,902
Cash balance (in Dollars)	377,982	0
Credit risk financial institutions amount (in Dollars)	$ 309,048	$ 0
Credit Concentration Risk [Member] | Customers F [Member] | Total Revenue [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	15.00%	12.00%
Credit Concentration Risk [Member] | Customers C [Member] | Total Revenue [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	15.00%	11.00%	10.00%
Credit Concentration Risk [Member] | Customers C [Member] | Accounts Receivable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	12.00%
Credit Concentration Risk [Member] | Customers A [Member] | Total Revenue [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	14.00%	17.00%	13.00%
Credit Concentration Risk [Member] | Customers A [Member] | Accounts Receivable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	31.00%	42.00%
Credit Concentration Risk [Member] | Customers B [Member] | Total Revenue [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage		11.00%	11.00%
Credit Concentration Risk [Member] | Customers B [Member] | Accounts Receivable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	17.00%	14.00%
Credit Concentration Risk [Member] | Customers E [Member] | Accounts Receivable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	17.00%
Supplier Concentration Risk [Member] | Vendors a [Member] | Cost of Goods Sold [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	41.00%	34.00%	25.00%
Supplier Concentration Risk [Member] | Vendors a [Member] | Accounts Payable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	16.00%	29.00%
Supplier Concentration Risk [Member] | Vendors b [Member] | Cost of Goods Sold [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	13.00%	21.00%	14.00%
Supplier Concentration Risk [Member] | Vendors o [Member] | Cost of Goods Sold [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	10.00%
Supplier Concentration Risk [Member] | Vendors c [Member] | Cost of Goods Sold [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage			12.00%
Supplier Concentration Risk [Member] | Vendors h [Member] | Accounts Payable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	46.00%	12.00%
Supplier Concentration Risk [Member] | Vendors e [Member] | Accounts Payable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage	16.00%
Supplier Concentration Risk [Member] | Vendors f [Member] | Accounts Payable [Member]
Concentration of Credit risk [Line Items]
Concentration risk percentage		10.00%